INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefit)

	For the years ended December 31,
	2023	2022	2021
Current income tax benefit (expense)	$(1)	$(74)	$729
Deferred income tax benefit	229	—	—
Total income tax benefit (expense)	$228	$(74)	$729

Schedule of reconciliations of statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2023	2022	2021
Net loss before provision for income taxes	$53,782	$84,545	$196,657
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	13,446	21,136	49,164
Impairment of goodwill	—	—	(35,914)
Reversal of taxable deemed interest income from inter-company interest-free loans	—	—	1,354
Fair value change on warrants	(52)	(79)	500
Non-deductible loss and SBC expenses not deductible for tax purposes	(3,075)	(13,783)	(13,262)
Effect of income tax rate differences in jurisdictions other than the PRC	(1,636)	(1,721)	(437)
NOL not applicable for carryforward	—	(288)	(193)
Change in valuation allowance	(8,455)	(5,339)	(483)
Income tax benefit (expense)	$228	$(74)	$729
Effective tax rates	0.00%	(0.00)%	0.38%

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2023	2022
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$8,157	$477
Net operating loss carry forwards	1,023	584
Sub-total	9,180	1,061
Deferred tax liabilities:
Intangible assets acquired in business combination	(3,263)	—

Less: valuation allowance	(9,180)	(1,061)
Deferred tax liabilities, net	$(3,263)	$—

Summary of movements of the valuation allowance

	For the years ended December 31,
	2023	2022	2021
Balance at the beginning of the year	$1,061	$25,240	$388
Current year addition	8,455	5,267	1,454
Current year reversal	—	(7,039)	(753)
Reduction due to usage of NOL	—	(42)	(25)
Reduction due to statute expiration	—	(288)	(193)
Decrease in disposal of subsidiaries	—	(22,077)	—
Reverse acquisition	—	—	23,843
Exchange rate effect	(336)	—	526
Balance at the end of the year	$9,180	$1,061	$25,240